Total
THE HARTFORD MIDCAP VALUE FUND
THE HARTFORD MIDCAP VALUE FUND
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
Your Expenses.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 90 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD MIDCAP VALUE FUND	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD MIDCAP VALUE FUND		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class Y	Class F
Management fees		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses	[1]	0.25%	0.27%	0.17%	0.29%	0.23%	0.19%	0.18%	0.07%
Total annual fund operating expenses		1.23%	2.00%	0.90%	1.52%	1.21%	0.92%	0.91%	0.80%
Fee waiver and/or expense reimbursement	[2]	none	none	none	none	none	none	0.04%	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.23%	2.00%	0.90%	1.52%	1.21%	0.92%	0.87%	0.80%
[1]	"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.
[2]	Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to waive and/or reimburse a portion of the transfer agency fee to the extent necessary to limit the transfer agency fee for Class Y as follows: 0.07%. This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

You invest $10,000

Your investment has a 5% return each year

The Fund’s operating expenses remain the same (except that the examples for Class Y reflect the expense limitation arrangement for only the first year)

You reinvest all dividends and distributions

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD MIDCAP VALUE FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	668	919	1,188	1,957
Class C	303	627	1,078	2,327
Class I	92	287	498	1,108
Class R3	155	480	829	1,813
Class R4	123	384	665	1,466
Class R5	94	293	509	1,131
Class Y	89	286	500	1,116
Class F	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - THE HARTFORD MIDCAP VALUE FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	668	919	1,188	1,957
Class C	203	627	1,078	2,327
Class I	92	287	498	1,108
Class R3	155	480	829	1,813
Class R4	123	384	665	1,466
Class R5	94	293	509	1,131
Class Y	89	286	500	1,116
Class F	82	255	444	990

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in mid-capitalization companies, focusing on securities that the sub-adviser, Wellington Management Company LLP (“Wellington Management”), believes are undervalued in the marketplace. The Fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2019, this range was approximately $824 million to $78.72 billion. The market capitalization range of these indices changes over time. The Fund may invest up to 20% of its net assets in securities of foreign issuers and non-dollar securities. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Mid-Cap Securities Risk −The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Value Investing Style Risk −Using a value investing style to select investments involves special risks, particularly if it is used as part of a “contrarian” approach to evaluating issuers. Overlooked or otherwise undervalued securities entail a significant risk of never attaining their potential value. Also, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Foreign Investments Risk −Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.

Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

Assume reinvestment of all dividends and distributions

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

Shows how the Fund’s total return has varied from year to year

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 17.69% (1st quarter, 2012) Lowest -22.41% (3rd quarter, 2011)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - THE HARTFORD MIDCAP VALUE FUND	Label	1 Year		5 Years		10 Years
Class A	Class A - Return Before Taxes	23.15%		5.55%		10.22%
Class C	Class C - Return Before Taxes	28.36%		5.98%		10.04%
Class I	Class I - Return Before Taxes	30.79%	[1]	7.06%	[1]	11.19%	[1]
Class R3	Class R3 - Return Before Taxes	30.05%	[1]	6.46%	[1]	10.60%	[1]
Class R4	Class R4 - Return Before Taxes	30.38%	[1]	6.77%	[1]	10.92%	[1]
Class R5	Class R5 - Return Before Taxes	30.74%	[1]	7.11%	[1]	11.24%	[1]
Class Y	Class Y - Return Before Taxes	30.86%		7.18%		11.33%
Class F	Class F - Return Before Taxes	30.93%	[1]	7.15%	[1]	11.24%	[1]
After Taxes on Distributions | Class A	Class A - Return After Taxes on Distributions	22.30%		3.96%		8.81%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - Return After Taxes on Distributions and Sale of Fund Shares	14.29%		4.08%		8.16%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	27.06%		7.62%		12.41%
[1]	Class I shares commenced operations on May 28, 2010 and performance prior to that date is that of the Fund's Class A shares (excluding sales charges). Class R3, Class R4 and Class R5 shares commenced operations on May 28, 2010 and performance prior to that date is that of the Fund's Class Y shares. Class F shares commenced operations on February 28, 2017. Performance for Class F shares prior to February 28, 2017 reflects the performance of Class I shares from May 28, 2010 through February 27, 2017 and Class A shares (excluding sales charges) prior to May 28, 2010. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.